HTM financial assets_Details of HTM financial assets (Details)		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Schedule of held to maturity securities [Line Items]
Amortized cost	[1]	₩ 16,749,296,000,000	₩ 0	$ 0
Cumulative gains on valuation		23,066,000,000
Cumulative losses on valuation		(56,683,000,000)
Fair value		16,715,679,000,000
Korean treasury and government agencies
Schedule of held to maturity securities [Line Items]
Amortized cost		3,994,857,000,000
Cumulative gains on valuation		6,944,000,000
Cumulative losses on valuation		(15,266,000,000)
Fair value		3,986,535,000,000
Financial institutions
Schedule of held to maturity securities [Line Items]
Amortized cost		7,245,426,000,000
Cumulative gains on valuation		2,923,000,000
Cumulative losses on valuation		(15,067,000,000)
Fair value		7,233,282,000,000
Corporates
Schedule of held to maturity securities [Line Items]
Amortized cost		5,311,970,000,000
Cumulative gains on valuation		12,367,000,000
Cumulative losses on valuation		(25,326,000,000)
Fair value		5,299,011,000,000
Bond denominated in foreign currencies
Schedule of held to maturity securities [Line Items]
Amortized cost		197,043,000,000
Cumulative gains on valuation		832,000,000
Cumulative losses on valuation		(1,024,000,000)
Fair value		₩ 196,851,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.